Payments, Details - 12 months ended Dec. 31, 2025 - USD ($)	Amount	Type	Country	Govt.	Project	Resource	Ext. Method
#: 1
	$ 34,091,000	Taxes	GHANA	Ghana Revenue Authority	Asanko Gold Mine	Gold	Open Pit
#: 2
	1,823,000	Taxes	GHANA	Ghana Revenue Authority	Galiano Gold Inc	Gold	Open Pit
#: 3
	7,759,000	Royalties	GHANA	Ghana Revenue Authority	Asanko Gold Mine	Gold	Open Pit
#: 4
	17,647,000	Royalties	GHANA	Minerals Income Investment Fund	Asanko Gold Mine	Gold	Open Pit
#: 5
	2,516,000	Fees	GHANA	Minerals Commission	Asanko Gold Mine	Gold	Open Pit
#: 6
	183,000	Fees	GHANA	Ministry of Lands and Natural Resources Department Administrator of Stool Lands	Asanko Gold Mine	Gold	Open Pit
#: 7
	$ 87,000	Fees	GHANA	Ghana Gold Board	Asanko Gold Mine	Gold	Open Pit